13. Contract assets (Tables)	12 Months Ended
Dec. 31, 2019
Contract assets [abstract]
Contract assets
	December 31, 2018	Additions	Write-offs	Transfers	Transfers of works to intangible assets	December 31, 2019

Total contract assets (*)	7,407,948	3,532,283	(4,910)	10,710	(3,328,317)	7,617,714

* As of December 31, 2019, contract assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 276,893 (R$ 265,671 as of December 31, 2018).

	January 1, 2018	Additions	Transfers of works to intangible assets	December 31, 2018

Total contract assets	10,387,715	3,188,943	(6,168,710)	7,407,948